Segment Information - Schedule of Total Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 16,748,174	$ 1,901,326
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	14,002,601	1,824,380
Outside Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 2,745,573	$ 76,946